Stock-Based Compensation (Details) - USD ($)	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Stock Options Exercised	$ 4,819,000	$ 8,404,000	$ 3,875,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(930,000)	(924,000)	(1,012,000)
Allocated Share-based Compensation Expense, Net of Tax	1,424,000	1,446,000	1,661,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 528,000	$ 554,000	$ 661,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,100,000			1,100,000	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant, Any Award Type	626,960			626,960	626,960
Number of RSUs [Roll Forward]
Nonvested, beginning of period	0
Nonvested, end of period	0	0		0	0	0
Long Term Incentive Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Performance Period	3 years
Share Based Compensation Award Target Share	87,473			87,473	87,473
Unrecognized compensation expense	$ 2,800,000			$ 2,800,000	$ 2,800,000
Unrecognized Compensation Cost, Period for Recognition	through 2019.
Allocated Share-based Compensation Expense	$ 933,000
Weighted Average Price Per LTIP
Nonvested, beginning of period	$ 50.83
Granted	57.05
Vested	52.02
Nonvested, end of period	$ 56.40	$ 50.83		$ 56.40	$ 56.40	$ 50.83
Long Term Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	174,946			174,946	174,946
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2014 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		31,388
Allocated Share-based Compensation Expense		$ 168,000				$ 1,685,000
Long Term Incentive Plan [Member] | Performance Shares [Member] | 2015-2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	29,967			29,967	29,967
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	18,300
Allocated Share-based Compensation Expense	$ (346,000)				$ 1,169,000
Long Term Incentive Plan [Member] | Performance Shares [Member] | 2015-2017 Grant | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	59,934			59,934	59,934
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2016 Award [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	24,826			24,826	24,826
Allocated Share-based Compensation Expense	$ 337,000			$ 815,000
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2016 Award [Member] [Domain] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	49,652			49,652	49,652
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2017 Award [Member] [Domain] [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	32,680			32,680	32,680
Allocated Share-based Compensation Expense	$ 942,000
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2017 Award [Member] [Domain] [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Award Target Share	65,360			65,360	65,360
Long Term Incentive Plan [Member] | Performance Shares [Member] | A 2013 Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			8,914
Allocated Share-based Compensation Expense			$ 312,000				$ 1,240,000
Long Term Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3,100,000			$ 3,100,000	$ 3,100,000
Unrecognized Compensation Cost, Period for Recognition	through 2022
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Allocated Share-based Compensation Expense	$ 1,600,000	$ 1,500,000	$ 1,300,000
Number of RSUs [Roll Forward]
Nonvested, beginning of period	89,973	88,587	70,794	88,587	70,794
Granted	32,168	40,271	37,264
Vested	(35,341)	(29,488)	(19,003)
Forfeit	(2,278)	(9,397)	(468)
Nonvested, end of period	84,522	89,973	88,587	84,522	84,522	89,973	88,587
Weighted Average Price Per LTIP
Nonvested, beginning of period	$ 48.85	$ 44.78	$ 44.00	$ 44.78	$ 44.00
Granted	60.51	54.36	46.29
Vested	47.07	45.56	44.81
Forfeited	53.78	44.59	44.99
Nonvested, end of period	$ 53.90	$ 48.85	44.78	$ 53.90	$ 53.90	$ 48.85	$ 44.78
Restated Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Stock Options Exercised	$ 3,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years 7 days
Share Based Compensation Arrangement By Share Based Payment Award Exchange Period	6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 5 months 18 days
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 41.15		$ 45.74
Option Shares
Exercised	(88,275)	(172,525)	(62,900)
Forfeited	(200)	0	(500)
Balance outstanding, end of period	91,688	180,163	352,688	91,688	91,688	180,163	352,688
Weighted-Average Price Per Share
Balance outstanding, beginning of period	$ 44.38	$ 44.00	$ 43.40	$ 44.00	$ 43.40
Exercised	44.33	43.61	39.96
Balance outstanding, end of period	$ 44.43	$ 44.38	$ 44.00	$ 44.43	$ 44.43	$ 44.38	$ 44.00
Intrinsic Value balance, beginning of period	$ 2,800,000	$ 2,300,000	$ 2,700,000	$ 2,300,000	$ 2,700,000
Intrinsic value, Exercised	1,800,000	2,000,000	500,000
Intrinsic Value balance, end of period	$ 1,400,000	2,800,000	2,300,000	$ 1,400,000	$ 1,400,000	$ 2,800,000	$ 2,300,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent Of Offering Date Price Employees Are Allowed To Purchase Stock	85.00%
Maximum Value Of Stock Employees Are Allowed To Purchase	$ 21,199
Operations and Maintenance Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 2,354,000	$ 2,370,000	$ 2,673,000
Stock Repurchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock, Shares, Acquired	0
Stock Repurchase Plan [Member] | Repurchases Since Plan Inception in Year 2000 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock, Shares, Acquired	2,100,000
Treasury Stock, Value, Acquired, Cost Method	$ 83,300,000